Obligations related to credit assignments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Obligations related to credits assignments	R$ 10,397,345	R$ 4,459,629
Vert 9 Companhia Securitizadorade Creditos Financeiros [Member]
IfrsStatementLineItems [Line Items]
Obligations related to credits assignments	3,364,206	3,084,589
Vert 5 Companhia Securitizadorade Creditos Financeiros [Member]
IfrsStatementLineItems [Line Items]
Obligations related to credits assignments	748,641	1,375,040
F I D C [Member]
IfrsStatementLineItems [Line Items]
Obligations related to credits assignments	2,013,830
Opea S P E 02 Companhia Securitizadorade Creditos Financeiros [Member]
IfrsStatementLineItems [Line Items]
Obligations related to credits assignments	R$ 4,270,668